Intangible Asset, Net (Tables)	6 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net

Intangible asset, net mainly consist of the following:

	March 31, 2021	September 30, 2020
	(Unaudited)
Land use rights	$200,439	$193,168
Less: accumulated amortization	(56,313)	(52,175)
Land use right, net	$144,126	$140,993

Schedule of Estimated Future Amortization Expense for Intangible Assets

Estimated future amortization expense for intangible assets is as follows:

Twelve months ending March 31,	Amortization expense

2022	$4,351
2023	4,351
2024	4,351
2025	4,351
2026	4,351
Thereafter	122,371
$144,126